Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Jan. 15, 2018
Document And Entity Information
Entity Registrant Name	CORPBANCA/FI
Entity Central Index Key	0001276671
Document Type	20-F
Trading Symbol	ITCB
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		512,406,760,091
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017